Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2018
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Other Current Assets and Other Current Financial Assets

Note 9. Other Current Assets and Other Current Financial Assets

9.1 Other Current Assets:

	2018		2017
Prepaid expenses	Ps.	1,876	Ps.	1,849
Agreements with customers		146		192

	Ps. 2,022		Ps. 2,041

Prepaid expenses as of December 31, 2018 and 2017 are as follows:

	2018		2017
Advances for inventories	Ps.	1,311	Ps.	1,243
Advertising and promotional expenses paid in advance		509		367
Advances to service suppliers		1		142
Prepaid insurance		24		39
Others		31		58

	Ps. 1,876		Ps. 1,849

Advertising and promotional expenses was recorded in the consolidated income statements for the years ended December 31, 2018, 2017 and 2016 amounted to Ps. 5,813, Ps. 4,504 and Ps. 5,030 respectively.

9.2 Other Current Financial Assets:

	2018		2017
Restricted cash	Ps.	98	Ps.	504
Derivative financial instruments (See Note 20		707		233

	Ps. 805		Ps. 737

As of December 31, 2018 and 2017, restricted cash were in the following currencies:

	2018		2017
Brazilian reais	Ps.	98	Ps.	65
Colombian pesos		—		439

Total restricted cash	Ps.	98	Ps.	504

Restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.

As of December 21, 2017 due to a jurisdictional order with the municipal sewage system services, the Colombian authorities withheld all the cash that Company has in some specific bank account, such amount was reclassified as restricted cash according with Company’s accounting policy pending resolution of the order. As of December 31, 2018 this restricted cash has been completely released.